T. ROWE PRICE EQUITY INCOME ETF

September 30, 2025 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 98.9%
COMMUNICATION SERVICES 6.3%
Diversified Telecommunication Services 0.2%
AT&T	2,315	65
Verizon Communications	10,757	473
		538
Entertainment 1.0%
Walt Disney	29,258	3,350
		3,350
Interactive Media & Services 3.6%
Alphabet, Class A	22,366	5,437
Alphabet, Class C	17,061	4,155
Meta Platforms, Class A	2,897	2,128
		11,720
Media 1.4%
Comcast, Class A	49,971	1,570
News, Class A	104,266	3,202
		4,772
Wireless Telecommunication Services 0.1%
T-Mobile US	1,835	440
		440
Total Communication Services		20,820
CONSUMER DISCRETIONARY 4.6%
Automobiles 0.4%
General Motors	22,354	1,363
		1,363
Broadline Retail 1.6%
Amazon.com (1)	23,401	5,138
		5,138
Hotels, Restaurants & Leisure 1.3%
Las Vegas Sands	79,725	4,288
		4,288
Leisure Products 0.3%
Mattel (1)	61,970	1,043
		1,043

T. ROWE PRICE EQUITY INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
Specialty Retail 1.0%
Home Depot	7,736	3,135
		3,135
Total Consumer Discretionary		14,967
CONSUMER STAPLES 8.1%
Beverages 0.1%
Keurig Dr Pepper	10,987	280
		280
Consumer Staples Distribution & Retail 0.8%
Dollar General	8,138	841
Walmart	17,179	1,770
		2,611
Food Products 1.0%
Conagra Brands	42,928	786
Tyson Foods, Class A	45,021	2,445
		3,231
Household Products 3.9%
Colgate-Palmolive	47,536	3,800
Kimberly-Clark	42,960	5,342
Procter & Gamble	23,672	3,637
		12,779
Personal Care Products 1.0%
Kenvue	217,843	3,536
		3,536
Tobacco 1.3%
Philip Morris International	25,920	4,204
		4,204
Total Consumer Staples		26,641
ENERGY 8.8%
Energy Equipment & Services 0.6%
Schlumberger	62,241	2,139
		2,139
Oil, Gas & Consumable Fuels 8.2%
Chevron	15,930	2,474
ConocoPhillips	47,497	4,493
EOG Resources	11,062	1,240
EQT	25,296	1,377
Expand Energy	19,583	2,080
Exxon Mobil	36,182	4,080
Phillips 66	11,055	1,504

T. ROWE PRICE EQUITY INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
South Bow (2)	46,087	1,304
TC Energy	28,733	1,563
TotalEnergies, ADR (2)	81,878	4,887
Williams	29,129	1,845
		26,847
Total Energy		28,986
FINANCIALS 23.0%
Banks 10.3%
Bank of America	96,802	4,994
Citigroup	64,288	6,525
Fifth Third Bancorp	76,132	3,392
Huntington Bancshares	202,283	3,493
JPMorgan Chase	20,445	6,449
US Bancorp	78,953	3,816
Wells Fargo	62,063	5,202
		33,871
Capital Markets 2.6%
Charles Schwab	66,713	6,369
Morgan Stanley	3,669	583
State Street	15,142	1,757
		8,709
Financial Services 2.7%
Apollo Global Management	6,293	839
Corebridge Financial	42,348	1,357
Equitable Holdings	83,697	4,250
Fiserv (1)	14,668	1,891
Global Payments	5,689	473
		8,810
Insurance 7.4%
Allstate	10,106	2,169
American International Group	50,190	3,942
Chubb	14,663	4,139
Hartford Insurance Group	22,540	3,007
Loews	36,113	3,625
MetLife	88,348	7,277
		24,159
Total Financials		75,549
HEALTH CARE 13.1%
Biotechnology 0.2%
Biogen (1)	6,011	842
		842

T. ROWE PRICE EQUITY INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
Health Care Equipment & Supplies 3.8%
Becton Dickinson & Company	25,568	4,786
Medtronic	31,104	2,962
Zimmer Biomet Holdings	48,112	4,739
		12,487
Health Care Providers & Services 4.9%
Cardinal Health	900	141
Cigna	10,799	3,113
CVS Health	62,329	4,699
Elevance Health	14,193	4,586
Humana	1,797	468
UnitedHealth Group	8,717	3,010
		16,017
Life Sciences Tools & Services 0.5%
Thermo Fisher Scientific	3,362	1,631
		1,631
Pharmaceuticals 3.7%
AstraZeneca, ADR	28,299	2,171
Bristol-Myers Squibb	30,939	1,395
Johnson & Johnson	7,734	1,434
Merck	28,926	2,428
Sanofi, ADR	46,913	2,214
Viatris	249,290	2,468
		12,110
Total Health Care		43,087
INDUSTRIALS & BUSINESS SERVICES 12.5%
Aerospace & Defense 4.9%
Boeing (1)	27,816	6,003
GE Aerospace	13,778	4,145
L3Harris Technologies	20,114	6,143
		16,291
Air Freight & Logistics 0.7%
United Parcel Service, Class B	26,005	2,172
		2,172
Electrical Equipment 0.7%
Rockwell Automation	6,554	2,291
		2,291
Ground Transportation 1.9%
CSX	95,394	3,387
Norfolk Southern	2,299	691

T. ROWE PRICE EQUITY INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
Union Pacific	9,106	2,152
		6,230
Industrial Conglomerates 0.2%
3M	4,615	716
		716
Machinery 3.1%
AGCO	13,776	1,475
Cummins	4,236	1,789
Dover	4,044	675
Fortive	45,293	2,219
Stanley Black & Decker	54,511	4,052
		10,210
Passenger Airlines 1.0%
Southwest Airlines	100,144	3,196
		3,196
Trading Companies & Distributors 0.0%
Ferguson Enterprises	10	2
		2
Total Industrials & Business Services		41,108
INFORMATION TECHNOLOGY 9.4%
Electronic Equipment, Instruments & Components 0.4%
Ralliant	22,757	995
TE Connectivity	1,753	385
		1,380
IT Services 0.7%
Accenture, Class A	8,735	2,154
		2,154
Semiconductors & Semiconductor Equipment 6.1%
Advanced Micro Devices (1)	11,022	1,783
Applied Materials	12,359	2,530
Intel (1)	55,531	1,863
NXP Semiconductors	16,875	3,843
QUALCOMM	41,317	6,874
Texas Instruments	16,539	3,039
		19,932
Software 2.2%
Adobe (1)	981	346
Microsoft	6,691	3,466
Salesforce.com	15,055	3,568
		7,380
Total Information Technology		30,846

T. ROWE PRICE EQUITY INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
MATERIALS 3.1%
Chemicals 1.2%
CF Industries Holdings	44,716	4,011
		4,011
Containers & Packaging 1.5%
Avery Dennison	3,466	562
International Paper	92,719	4,303
		4,865
Paper & Forest Products 0.4%
West Fraser Timber	18,463	1,255
		1,255
Total Materials		10,131
REAL ESTATE 3.7%
Industrial REITs 0.6%
Rexford Industrial Realty, REIT	51,078	2,100
		2,100
Residential REITs 1.5%
Equity Residential, REIT	69,278	4,484
Sun Communities, REIT	4,267	551
		5,035
Specialized REITs 1.6%
Rayonier, REIT	75,811	2,012
Weyerhaeuser, REIT	127,402	3,158
		5,170
Total Real Estate		12,305
UTILITIES 6.2%
Electric Utilities 3.5%
NextEra Energy	35,512	2,681
PG&E	13,506	203
Southern	75,390	7,145
Xcel Energy	18,748	1,512
		11,541
Multi-Utilities 2.7%
Ameren	38,557	4,025
Dominion Energy	29,366	1,796
Sempra	35,021	3,151
		8,972
Total Utilities		20,513
Total Miscellaneous Common Stocks 0.1% (3)		176
Total Common Stocks (Cost $301,904)		325,129

T. ROWE PRICE EQUITY INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.0%
Money Market Funds 1.0%
State Street Institutional U.S. Government Money Market Fund, 4.09% (4)	3,098,983	3,099
Total Short-Term Investments (Cost $3,099)		3,099
SECURITIES LENDING COLLATERAL 1.4%
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 1.4%
Money Market Funds 1.4%
T. Rowe Price Government Reserve Fund, 4.16% (4)(5)	4,644,281	4,644
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		4,644
Total Securities Lending Collateral (Cost $4,644)		4,644
Total Investments in Securities 101.3% of Net Assets (Cost $309,647)		$332,872
Other Assets Less Liabilities (1.3%)		(4,209)
Net Assets 100.0%		$328,663

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	All or a portion of this security is on loan at September 30, 2025.
(3)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(4)	Seven-day yield
(5)	Affiliated Companies
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE EQUITY INCOME ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$—++
Totals	$—#	$—	$—+

Supplementary Investment Schedule
Affiliate	Value 12/31/24	Purchase Cost	Sales Cost	Value 9/30/25
T. Rowe Price Government Reserve Fund	$5,396	¤	¤	$4,644
	Total			$4,644^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $4,644.
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INCOME ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Equity Income ETF (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The fund is considered an actively-managed exchange-traded fund (ETF) that does not disclose its portfolio holdings daily, which is different from a traditional ETF and may create additional risks. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.

T. ROWE PRICE EQUITY INCOME ETF

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On September 30, 2025, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
ETF787-054Q3
09/25